Share-Based Payments - Summary of Company's Stock Option Activities (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Shares, Outstanding, Beginning Balance	946,644
Shares, Granted	181,680
Shares, Conversion of Stock options	137,280
Shares, Exercised	(23,809)	(5,755)
Shares, Forfeited, expired, or canceled	(31,135)
Shares, Outstanding, Ending Balance	1,210,660	946,644
Shares, Vested or expected to vest	1,150,127
Shares, Exercisable at period end	790,098
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 11.27
Weighted Average Exercise Price, Granted	$ 13.55
Weighted Average Exercise Price, Conversion of stock option	$ 8.57
Weighted Average Exercise Price, Exercised	$ 9.92
Weighted Average Exercise Price, Forfeited, expired, or cancelled	$ 12.01
Weighted Average Exercise Price, Outstanding, Ending Balance	$ 11.32	$ 11.27
Weighted Average Exercise Price, Vested or expected to vest	$ 11.32
Weighted Average Exercise Price, Exercisable at period end	$ 10.62
Weighted Average Remaining Contractual Term, beginning of year	6 years 6 months 11 days	6 years 9 months 22 days
Weighted Average Remaining Contractual Term, Vested or expected to vest	6 years 6 months 11 days
Weighted Average Remaining Contractual Term, Exercisable at period end	5 years 7 months 6 days
Aggregate Intrinsic Value, Outstanding, Beginning Balance	$ 1,635
Aggregate Intrinsic Value, Outstanding, Ending Balance	7,244	1,635
Aggregate Intrinsic Value, Vested or expected to vest	6,882
Aggregate Intrinsic Value, Exercisable at period end	$ 5,281